Derivatives and Hedging (Tables)	3 Months Ended
Mar. 31, 2026
Derivatives and Hedging [Abstarct]
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional Amounts Equivalent

As of March 31, 2026 and December 31, 2025, we had outstanding forward contracts not designated as hedging instruments with notional and fair value amounts equivalent to the following:

Currency Hedged	March 31, 2026	December 31, 2025
	U.S. dollars in thousands
Israeli Shekel / U.S. Dollar	846	311
Fair value of derivatives assets	-	2
Fair value of derivatives liabilities	6	-

The following table shows the effect of our non-designated hedges on the Consolidated Statements of Operations for the Three months ended March 31, 2026:

	Location of Gain	Three months ended March 31,
		2026	2025
		U.S. dollars in thousands
Net realized and unrealized gain (loss), excluding the underlying foreign currency exposure being hedged	Financial income, net	(5)	204

Schedule of Notional Amount and Fair Value of Outstanding Derivatives

The notional and fair value amount and fair value of outstanding derivatives at the end of each period were:

	March 31, 2026	December 31, 2025
	U.S. dollars in thousands
Notional amount of foreign currency contracts	14,917	10,921
Fair value of foreign currency contracts	65	429

Schedule of Change in Accumulated Other Comprehensive Income Relating to Gains on Derivatives

The change in accumulated other comprehensive income relating to gains or losses on derivatives used for hedging was as follows:

	Three months ended March 31,
	2026	2025
	U.S. dollars in thousands
Other comprehensive income (loss) before reclassifications	118	(355)
Amounts reclassified out of accumulated other comprehensive income (*)	(482)	(187)
Other comprehensive loss, net	(364)	(542)

(*) Amounts of gains reclassified from other comprehensive loss into profit or loss are recorded in cost of revenue and operating expenses. In the three months ended March 31, 2026, $14 thousand, $279 thousand, $101 thousand and $87 thousand were recorded in cost of revenue, research and development, sales and marketing and general and administrative expenses, respectively. In the three months ended March 31, 2025, $5 thousand, $119 thousand, $37 thousand and $26 thousand were recorded in cost of revenue, research and development, sales and marketing and general and administrative expenses, respectively.